UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

March 31, 2006

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds

Convertible Arbitrage
KBC Convertible Opportunities Fund, LP	7/1/2002	$1,216,852	$1,140,125		0.05%
Lydian Partners II, LP	7/1/2002	23,750,000	31,726,234		1.48

Total Convertible Arbitrage		24,966,852	32,866,359		1.53

Distressed
Avenue Asia Investments, LP	7/1/2002	18,100,000	28,358,659		1.32
Avenue Europe Investments, LP	8/1/2004	38,000,000	42,584,346		1.98
ORN European Distressed Debt Fund, LLC	11/1/2003	32,631,840	36,389,885		1.69

Total Distressed		88,731,840	107,332,890		4.99

Equity Long/Short - High Hedge
Bryn Mawr Capital, LP	10/1/2002	9,987,725	12,637,976		0.59
Durban Capital, LP	7/1/2004	16,750,000	17,858,689		0.83
FrontPoint Healthcare Fund, LP	5/1/2003	22,000,000	26,859,190		1.25
Highbridge Long/Short Equity Fund, LP	1/1/2005	29,000,000	31,693,893		1.47

Total Equity Equity Long/Short - High Hedge		77,737,725	89,049,748		4.14

Equity Long/Short - Opportunistic
Amici Associates, LP	5/1/2004	20,000,000	24,352,105		1.13
Atlas Capital (QP), LP	8/1/2004	27,000,000	29,629,321		1.38
Delta Institutional, LP	3/1/2004	47,400,000	72,165,257		3.36
Elm Ridge Capital Partners, LP	7/1/2004	14,000,000	14,741,980		0.69
Gotham Asset Management (U.S.), LP	8/1/2003	1,999,839	2,475,345		0.12
Karsch Capital II, LP	5/1/2004	21,000,000	26,742,311		1.24
Lancer Partners, LP	7/1/2002	15,625,000	—	(a)	0.00
Lansdowne Global Financials Fund, LP	10/1/2004	52,000,000	72,964,429		3.40
Maverick Fund USA, Ltd.	7/1/2002	38,125,539	43,796,798		2.04
Tiger Global, LP	1/1/2003	18,500,000	25,772,359		1.20
Value Partners China Hedge Fund, LLC	2/1/2005	8,000,000	10,352,246		0.48
Visium Balanced Fund, LP	12/1/2005	40,000,000	46,138,296		2.15

Total Equity Long/Short - Opportunistic		303,650,378	369,130,447		17.19

1

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2006

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds (continued)

Event Driven Credit
Fir Tree Recovery Fund, LP	7/1/2002	$15,500,000	$23,942,954		1.11%
Plainfield Special Situations Onshore Feeder Fund, LP	8/1/2005	30,000,000	32,553,130		1.51

Total Event Driven Credit		45,500,000	56,496,084		2.62

Fixed Income Arbitrage
Endeavour Fund I, LLC	3/1/2004	24,450,000	27,400,376		1.28
Nylon Flagship Fund, LP	2/1/2005	43,000,000	41,641,424		1.94
Oak Hill CCF Partners, LP	2/1/2005	30,000,000	32,923,966		1.53

Total Fixed Income Arbitrage		97,450,000	101,965,766		4.75

Macro
Brevan Howard, LP - Series A	8/1/2004	23,000,000	27,586,583		1.28
Brevan Howard, LP - Series B	3/1/2006	25,000,000	25,697,500		1.20

Total Macro		48,000,000	53,284,083		2.48

Merger/Risk Arbitrage
Deephaven Event Fund, LLC	1/1/2006	55,000,000	59,460,948		2.77

Total Merger/Risk Arbitrage		55,000,000	59,460,948		2.77

Mortgage Arbitrage
Ellington Mortgage Partners, LP	7/1/2002	45,750,000	61,640,612		2.87
Highland Opportunity Fund, LP	8/1/2002	44,500,000	50,410,083		2.34
Metacapital Fixed Income Relative Value Fund, LP	7/1/2003	33,000,000	35,282,547		1.64
New Ellington Credit Partners, LP	2/1/2006	60,000,000	61,048,536		2.84
Parmenides Fund, LP	9/1/2003	38,000,000	42,574,522		1.98
Safe Harbor Fund, LP (b)	7/1/2002	18,750,000	8,800,416	(a)	0.41
Smith Breeden Mortgage Partners, LP	12/1/2004	6,500,000	6,807,025		0.32
Structured Servicing Holdings, LP	7/1/2002	17,825,940	27,453,157		1.28

Total Mortgage Arbitrage		264,325,940	294,016,898		13.68

2

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Multi-Strategy
Amaranth Partners, LLC	11/1/2004	$70,000,000	$93,489,937	4.35%
AQR Absolute Return Instititutional Fund, LP	7/1/2002	24,750,000	31,421,910	1.46
Citadel Wellington, LLC	7/1/2002	76,250,000	104,648,884	4.87
D.E. Shaw Composite Fund, LLC	9/1/2005	100,171,336	106,729,580	4.97
D.E. Shaw Oculus Fund, LLC	11/1/2004	34,000,000	44,068,340	2.05
HBK Fund, LP	7/1/2002	94,161,677	114,313,000	5.32
OZ Domestic Partners, LP	7/1/2002	37,500,000	57,730,634	2.69
Polygon Global Opportunities Fund, LP	7/1/2005	95,000,000	107,439,007	5.00
Q Funding III, LP	7/1/2002	9,912,040	19,001,798	0.88
Severn River Capital Partners, LP	8/1/2004	1,255,546	1,165,722	0.05

Total Multi-Strategy		543,000,599	680,008,812	31.64

Other Arbitrage
Laxey Investors, LP	9/1/2004	36,000,000	43,840,831	2.04
Western Investment Activism Partners, LLC	1/1/2006	42,124,131	43,510,305	2.02

Total Other Arbitrage		78,124,131	87,351,136	4.06

Relative Value Credit
Artesian GMSCAF (Onshore) Series, LP - OP2	2/1/2006	21,626,034	21,920,078	1.02
Mariner - Credit Risk Advisors Relative Value Fund, LP	9/1/2003	13,000,000	15,549,695	0.72
Par IV Fund, LP	11/1/2004	12,000,000	13,717,880	0.64
Solent Relative Value Credit Fund, LP	11/1/2004	34,000,000	36,654,250	1.71
Trilogy Financial Partners, LP	1/1/2003	25,000,000	29,404,314	1.37

Total Relative Value Credit		105,626,034	117,246,217	5.46

Restructurings and Value
Empyrean Capital Fund, LP	7/1/2004	37,500,000	40,737,041	1.90
K Capital II, LP	2/1/2003	5,000,000	4,142,451	0.19

Total Restructurings and Value		42,500,000	44,879,492	2.09

3

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Statistical Arbitrage
Thales Fund, LP	7/1/2002	$4,562,255	$6,378,958	0.30%

Total Statistical Arbitrage		4,562,255	6,378,958	0.30

Total Investments in Investment Funds		1,779,175,754	2,099,467,838	97.70

Short-Term Investments
State Street Euro Dollar Time Deposit
3.75% due 04/03/06		36,458,156	36,458,156	1.70

Total Short-Term Investments		36,458,156	36,458,156	1.70

Total Investments in Investment Funds and Short-Term Investments		$1,815,633,910	2,135,925,994	99.40

Other Assets, less Liabilities			12,884,838	0.60

Total Partners’ Capital			$2,148,810,832	100.00%

Detailed information about the Investment Funds’ portfolios is not available.

(a)	Fair valued by Morgan Stanley AIP GP LP, the Registrant’s investment adviser.
(b)	In liquidation.

4

	Cost	Cost (Rounded)	Fair Value	FMV ROUNDED	Percent of Partners’ Capital
Amaranth Partners L.L.C.	70,000,000.00	70,000,000.00	93,489,937.41	93,489,937.00	4.35%
Amici Associates, L.P.	20,000,000.00	20,000,000.00	24,352,104.95	24,352,105.00	1.13%
AQR Absolute Return Institutional Fund, L.P.	24,750,000.00	24,750,000.00	31,421,910.14	31,421,910.00	1.46%
Artesian Credit Arbitrage Total Return Fund LP	—	—	—	—	0.00%
Artesian GMSCAF (Onshore) Series LP - OP Series 2	21,626,034.00	21,626,034.00	21,920,078.32	21,920,078.00	1.02%
Atlas Capital (Q.P.), L.P.	27,000,000.00	27,000,000.00	29,629,320.72	29,629,321.00	1.38%
Avenue Asia Investments, L.P.	18,100,000.00	18,100,000.00	28,358,658.64	28,358,659.00	1.32%
Avenue Europe Investments, L.P.	38,000,000.00	38,000,000.00	42,584,345.62	42,584,346.00	1.98%
Brevan Howard L.P. - Series A	23,000,000.00	23,000,000.00	27,586,582.52	27,586,583.00	1.28%
Brevan Howard L.P. - Series B	25,000,000.00	25,000,000.00	25,697,500.00	25,697,500.00	1.20%
Bryn Mawr Capital, L.P.	9,987,724.70	9,987,725.00	12,637,975.74	12,637,976.00	0.59%
Citadel Wellington LLC	76,250,000.00	76,250,000.00	104,648,883.68	104,648,884.00	4.87%
D.E. Shaw Oculus Fund, L.L.C.	34,000,000.00	34,000,000.00	44,068,340.45	44,068,340.00	2.05%
D.E. Shaw Composite Fund, LLC	100,171,336.00	100,171,336.00	106,729,580.16	106,729,580.00	4.97%
Delta Institutional, LP	47,400,000.00	47,400,000.00	72,165,257.30	72,165,257.00	3.36%
Deephaven Event Fund LLC	55,000,000.00	55,000,000.00	59,460,947.99	59,460,948.00	2.77%
Durban Capital, L.P.	16,750,000.00	16,750,000.00	17,858,689.00	17,858,689.00	0.83%
Ellington Mortgage Partners, L.P.	45,750,000.00	45,750,000.00	61,640,611.94	61,640,612.00	2.87%
Elm Ridge Capital Partners, L.P.	14,000,000.00	14,000,000.00	14,741,980.01	14,741,980.00	0.69%
Empyrean Capital Fund, LP	37,500,000.00	37,500,000.00	40,737,040.30	40,737,041.00	1.90%
Endeavour Fund I LLC	24,450,000.00	24,450,000.00	27,400,376.28	27,400,376.00	1.28%
Fir Tree Recovery Fund, L.P.	15,500,000.00	15,500,000.00	23,942,953.58	23,942,954.00	1.11%
FrontPoint Healthcare Fund, L.P.	22,000,000.00	22,000,000.00	26,859,190.44	26,859,190.00	1.25%
Gotham Asset Management (U.S.), L.P.	1,999,838.74	1,999,839.00	2,475,344.66	2,475,345.00	0.12%
HBK Fund L.P. - Class A & Class C	94,161,677.56	94,161,677.00	114,313,000.00	114,313,000.00	5.32%
Highland Opportunity Fund, L.P.	44,500,000.00	44,500,000.00	50,410,082.91	50,410,083.00	2.35%
Highbridge Long/Short Equity Fund LP	29,000,000.00	29,000,000.00	31,693,892.93	31,693,893.00	1.47%
K Capital II, L.P.	5,000,000.00	5,000,000.00	4,142,451.29	4,142,451.00	0.19%
Karsch Capital II, LP	21,000,000.00	21,000,000.00	26,742,311.41	26,742,311.00	1.24%
KBC Alpha Series Feeder Fund a/c KBC Convertible Opportunities Fund (L.P.) - Class A	1,216,852.03	1,216,852.00	1,140,125.04	1,140,125.00	0.05%
Lancer Partners, Limited Partnership	15,625,000.00	15,625,000.00	—	—	0.00%
Lansdowne Global Financials Fund, L.P.	52,000,000.00	52,000,000.00	72,964,429.38	72,964,429.00	3.40%
Laxey Investors L.P.	36,000,000.00	36,000,000.00	43,840,830.98	43,840,831.00	2.04%
Lydian Partners II L.P.	23,750,000.00	23,750,000.00	31,726,234.38	31,726,234.00	1.48%
Mariner - Credit Risk Advisors Relative Value Fund, LP	13,000,000.00	13,000,000.00	15,549,695.44	15,549,695.00	0.72%
Maverick Fund USA, Ltd.	38,125,539.30	38,125,539.00	43,796,797.58	43,796,798.00	2.04%
Metacapital Fixed Income Relative Value Fund, L.P.	33,000,000.00	33,000,000.00	35,282,547.37	35,282,547.00	1.64%
New Ellington Credit Partners LP	60,000,000.00	60,000,000.00	61,048,536.00	61,048,536.00	2.84%
Nylon Flagship Fund L.P.	43,000,000.00	43,000,000.00	41,641,424.10	41,641,424.00	1.94%
Oak Hill CCF Partners, L.P.	30,000,000.00	30,000,000.00	32,923,966.00	32,923,966.00	1.53%
ORN European Distressed Debt Fund LLC USD Class Series 5 2004, Series 11. Series 11 2005	32,631,840.00	32,631,840.00	36,389,885.04	36,389,885.00	1.69%
OZ Domestic Partners, L.P.	37,500,000.00	37,500,000.00	57,730,633.92	57,730,634.00	2.69%
Par IV Fund, L.P.	12,000,000.00	12,000,000.00	13,717,880.00	13,717,880.00	0.64%
Parmenides Fund, L.P.	38,000,000.00	38,000,000.00	42,574,522.01	42,574,522.00	1.98%
Plainfield Special Situations Onshore Feeder Fund LP	30,000,000.00	30,000,000.00	32,553,129.68	32,553,130.00	1.51%
Polygon Global Opportunities Fund, L.P. - Class C	95,000,000.00	95,000,000.00	107,439,007.22	107,439,007.00	5.00%
Q Funding III, L.P.	9,912,040.31	9,912,040.00	19,001,798.49	19,001,798.00	0.88%
Safe Harbor Fund, L.P.	18,750,000.00	18,750,000.00	8,800,415.84	8,800,416.00	0.41%
Severn River Capital Partners, LP	1,255,545.81	1,255,546.00	1,165,722.22	1,165,722.00	0.05%
Smith Breeden Mortgage Partners L.P.	6,500,000.00	6,500,000.00	6,807,024.43	6,807,025.00	0.32%
Solent Relative Value Credit Fund L.P.	34,000,000.00	34,000,000.00	36,654,249.40	36,654,250.00	1.71%
Structured Servicing Holdings, L.P.	17,825,939.92	17,825,940.00	27,453,157.36	27,453,157.00	1.28%
Thales Fund, L.P.	4,562,254.52	4,562,255.00	6,378,958.05	6,378,958.00	0.30%
Tiger Global, L.P.	18,500,000.00	18,500,000.00	25,772,358.92	25,772,359.00	1.20%
Trilogy Financial Partners, L.P.	25,000,000.00	25,000,000.00	29,404,313.75	29,404,314.00	1.37%
Value Partners China Hedge Fund LLC	8,000,000.00	8,000,000.00	10,352,245.58	10,352,246.00	0.48%
Vega Relative Value Fund Limited, Investor USD Class Series 1	—	—	—	—	0.00%
Visium Balanced Fund LP	40,000,000.00	40,000,000.00	46,138,296.48	46,138,296.00	2.15%
Western Investment Activism Partners LLC	42,124,131.00	42,124,131.00	43,510,305.00	43,510,305.00	2.02%
						TRIAL BALANCE

Swaptions expired 12/20/05	1,779,175,753.89	1,779,175,754.00	2,099,467,838.02	2,099,467,838.00	97.70%	2,099,467,838.02	(0.00)

Iboxx CDX Swaption (Strike .45%)	—	—		—	0.00%
Iboxx CDX Swaption (Strike .50%)	—	—		—	0.00%
Iboxx CDX Swaption (Strike .50%)	—	—		—	0.00%
Iboxx CDX Swaption (Strike .75%)	—	—		—	0.00%
Iboxx CDX Swaption (Strike .75%)	—	—		—	0.00%

	—	—	—	—	0.00%

Cash Equivalent	36458156.17	36,458,156.00	36,458,156.17	36,458,156.00	1.70%	36,458,156.17	—

Total Investments	1,815,633,910.06	1,815,633,910.00	2,135,925,994.19	2,135,925,994.00	99.40%
Other Assets less Liabilities			12,884,837.40	12,884,838.00	0.60%
Total Partners’ Capital			2,148,810,831.59	2,148,810,832.00	100.00%	2,148,810,831.59	—

Description	Cost	Value Fair
HBK Fund L.P. - Class A & Class C	94,161,677.56	114,313,000.00
Polygon Global Opportunities Fund, L.P. - Class C	95,000,000.00	107,439,007.22
D.E. Shaw Composite Fund, LLC	100,171,336.00	106,729,580.16
Citadel Wellington LLC	76,250,000.00	104,648,883.68
Amaranth Partners L.L.C.	70,000,000.00	93,489,937.41
Lansdowne Global Financials Fund, L.P.	52,000,000.00	72,964,429.38
Delta Institutional, LP	47,400,000.00	72,165,257.30
Ellington Mortgage Partners, L.P.	45,750,000.00	61,640,611.94
New Ellington Credit Partners LP	60,000,000.00	61,048,536.00
Deephaven Event Fund LLC	55,000,000.00	59,460,947.99	853,900,191

OZ Domestic Partners, L.P.	37,500,000.00	57,730,633.92
Highland Opportunity Fund, L.P.	44,500,000.00	50,410,082.91
Visium Balanced Fund LP	40,000,000.00	46,138,296.48
D.E. Shaw Oculus Fund, L.L.C.	34,000,000.00	44,068,340.45
Laxey Investors L.P.	36,000,000.00	43,840,830.98
Maverick Fund USA, Ltd.	38,125,539.30	43,796,797.58
Western Investment Activism Partners LLC	42,124,131.00	43,510,305.00
Avenue Europe Investments, L.P.	38,000,000.00	42,584,345.62
Parmenides Fund, L.P.	38,000,000.00	42,574,522.01
Nylon Flagship Fund L.P.	43,000,000.00	41,641,424.10
Empyrean Capital Fund, LP	37,500,000.00	40,737,040.30
Solent Relative Value Credit Fund L.P.	34,000,000.00	36,654,249.40
ORN European Distressed Debt Fund LLC USD Class Series 5 2004, Series 11. Series 11 2005	32,631,840.00	36,389,885.04
Metacapital Fixed Income Relative Value Fund, L.P.	33,000,000.00	35,282,547.37
Oak Hill CCF Partners, L.P.	30,000,000.00	32,923,966.00
Plainfield Special Situations Onshore Feeder Fund LP	30,000,000.00	32,553,129.68
Lydian Partners II L.P.	23,750,000.00	31,726,234.38
Highbridge Long/Short Equity Fund LP	29,000,000.00	31,693,892.93
AQR Absolute Return Institutional Fund, L.P.	24,750,000.00	31,421,910.14
Atlas Capital (Q.P.), L.P.	27,000,000.00	29,629,320.72
Trilogy Financial Partners, L.P.	25,000,000.00	29,404,313.75
Avenue Asia Investments, L.P.	18,100,000.00	28,358,658.64
Brevan Howard L.P. - Series A	23,000,000.00	27,586,582.52
Structured Servicing Holdings, L.P.	17,825,939.92	27,453,157.36
Endeavour Fund I LLC	24,450,000.00	27,400,376.28
FrontPoint Healthcare Fund, L.P.	22,000,000.00	26,859,190.44
Karsch Capital II, LP	21,000,000.00	26,742,311.41
Tiger Global, L.P.	18,500,000.00	25,772,358.92
Brevan Howard L.P. - Series B	25,000,000.00	25,697,500.00
Amici Associates, L.P.	20,000,000.00	24,352,104.95
Fir Tree Recovery Fund, L.P.	15,500,000.00	23,942,953.58
Artesian GMSCAF (Onshore) Series LP - OP Series 2	21,626,034.00	21,920,078.32
Q Funding III, L.P.	9,912,040.31	19,001,798.49
Durban Capital, L.P.	16,750,000.00	17,858,689.00
Mariner - Credit Risk Advisors Relative Value Fund, LP	13,000,000.00	15,549,695.44
Elm Ridge Capital Partners, L.P.	14,000,000.00	14,741,980.01
Par IV Fund, L.P.	12,000,000.00	13,717,880.00
Bryn Mawr Capital, L.P.	9,987,724.70	12,637,975.74
Value Partners China Hedge Fund LLC	8,000,000.00	10,352,245.58
Safe Harbor Fund, L.P.	18,750,000.00	8,800,415.84
Smith Breeden Mortgage Partners L.P.	6,500,000.00	6,807,024.43
Thales Fund, L.P.	4,562,254.52	6,378,958.05
K Capital II, L.P.	5,000,000.00	4,142,451.29
Gotham Asset Management (U.S.), L.P.	1,999,838.74	2,475,344.66
KBC Alpha Series Feeder Fund a/c KBC Convertible Opportunities Fund (L.P.) - Class A	1,216,852.03	1,140,125.04
Artesian Credit Arbitrage Total Return Fund LP	—	—
Lancer Partners, Limited Partnership	15,625,000.00	—
Vega Relative Value Fund Limited, Investor USD Class Series 1	—	—

	1,779,175,753.89	2,099,467,838.02

5-Dec

70,000,000.00	Amaranth Partners L.L.C.

20,000,000.00	Amici Associates, L.P.

24,750,000.00	AQR Absolute Return Institutional Fund, L.P.

20,000,000.00	Artesian Credit Arbitrage Total Return Fund LP

27,000,000.00	Atlas Capital (Q.P.), L.P.

18,100,000.00	Avenue Asia Investments, L.P.

18,000,000.00	Avenue Europe Investments, L.P.

37,500,000.00	Blue Mountain Credit Alternatives Fund L.P.

23,000,000.00	Brevan Howard L.P.

9,987,724.70	Bryn Mawr Capital, L.P.

76,250,000.00	Citadel Wellington LLC

28,750,000.00	D.E. Shaw Laminar Fund, L.L.C.

34,000,000.00	D.E. Shaw Oculus Fund, L.L.C.

44,000,000.00	D.E. Shaw Composite Fund, LLC

47,400,000.00	Delta Institutional, LP

16,750,000.00	Durban Capital, L.P.

40,750,000.00	Ellington Mortgage Partners, L.P.

14,000,000.00	Elm Ridge Capital Partners, L.P.

37,500,000.00	Empyrean Capital Fund, LP

24,450,000.00	Endeavour Fund I LLC

15,500,000.00	Fir Tree Recovery Fund, L.P.

22,000,000.00	FrontPoint Healthcare Fund, L.P.

14,500,000.00	Gotham Asset Management (U.S.), L.P.

94,161,677.56	HBK Fund L.P. - Class A & Class C

44,500,000.00	Highland Opportunity Fund, L.P.

29,000,000.00	Highbridge Long/Short Equity Fund LP

17,500,000.00	IKOS, LP Equity Class

15,500,000.00	Intrepid Capital Fund (QP), L.P.

22,000,000.00	K Capital II, L.P.

21,000,000.00	Karsch Capital II, LP

5,929,097.79	KBC Convertible Opportunities Fund (L.P.)

15,625,000.00	Lancer Partners, Limited Partnership

52,000,000.00	Lansdowne Global Financials Fund, L.P.

36,000,000.00	Laxey Investors L.P.

23,750,000.00	Lydian Partners II L.P.

13,000,000.00	Mariner - Credit Risk Advisors Relative Value Fund, LP

21,875,000.00	Maverick Fund USA, Ltd.

33,000,000.00	Metacapital Fixed Income Relative Value Fund, L.P.

41,000,000.00	MKP Partners, L.P.

2,158,505.20	Nisswa Fund L.P.

43,000,000.00	Nylon Flagship Fund L.P.

30,000,000.00	Oak Hill CCF Partners, L.P.

27,631,840.00	ORN European Distressed Debt Fund LLC USD

37,500,000.00	OZ Domestic Partners, L.P.

12,000,000.00	Par IV Fund, L.P.

38,000,000.00	Parmenides Fund, L.P.

30,000,000.00	Plainfield Special Situations Onshore Feeder Fund LP

62,000,000.00	Polygon Global Opportunities Fund, L.P.

9,403,366.75	Pequot Credit Opportunities Fund, L.P.

14,000,000.00	Precept Domestic Fund II, L.P. (The)

9,912,040.31	Q Funding III, L.P.

18,750,000.00	Safe Harbor Fund, L.P.

—	Sagamore Hill Partners L.P.

2,500,330.04	Severn River Capital Partners, LP

6,500,000.00	Smith Breeden Mortgage Partners L.P.

34,000,000.00	Solent Relative Value Credit Fund L.P.

17,825,939.92	Structured Servicing Holdings, L.P.

4,562,254.52	Thales Fund, L.P.

5,000,000.00	Tiger Consumer Partners, L.P.

6,500,000.00	Tiger Global, L.P.

25,000,000.00	Trilogy Financial Partners, L.P.

8,000,000.00	Value Partners China Hedge Fund LLC

24,750,000.00	Vega Relative Value Fund Limited, Investor USD

40,000,000.00	Visium Balanced Fund LP

6,600,000.00	Western Investment Hedged Partners L.P.

2,000,000.00	Western Investment Institutional Partners LLC

3/6/2006

Amaranth Partners L.L.C.	$70,000,000.00
Amici Associates, L.P.	$20,000,000.00
AQR Absolute Return Institutional Fund, L.P.	$24,750,000.00
Artesian Credit Arbitrage Total Return Fund LP	$0.00
Artesian GMSCAF (Onshore) Series LP - OP Series 2	$21,626,034.00
Atlas Capital (Q.P.), L.P.	$27,000,000.00
Avenue Asia Investments, L.P.	$18,100,000.00
Avenue Europe Investments, L.P.	$38,000,000.00

Brevan Howard L.P. - Series A	$23,000,000.00
Brevan Howard L.P. - Series B	$25,000,000.00
Bryn Mawr Capital, L.P.	$9,987,724.70
Citadel Wellington LLC	$76,250,000.00

D.E. Shaw Oculus Fund, L.L.C.	$34,000,000.00
D.E. Shaw Composite Fund, LLC	100,171,336.000
Delta Institutional, LP	$47,400,000.00
Deephaven Event Fund LLC	$55,000,000.00
Durban Capital, L.P.	$16,750,000.00
Ellington Mortgage Partners, L.P.	$45,750,000.00
Elm Ridge Capital Partners, L.P.	$14,000,000.00
Empyrean Capital Fund, LP	$37,500,000.00
Endeavour Fund I LLC	$24,450,000.00
Fir Tree Recovery Fund, L.P.	$15,500,000.00
FrontPoint Healthcare Fund, L.P.	$22,000,000.00
Gotham Asset Management (U.S.), L.P.	$1,999,838.74
HBK Fund L.P. - Class A & Class C	$94,161,677.56
Highland Opportunity Fund, L.P.	$44,500,000.00
Highbridge Long/Short Equity Fund LP	$29,000,000.00

K Capital II, L.P.	$5,000,000.00
Karsch Capital II, LP	$21,000,000.00
KBC Alpha Series Feeder Fund a/c KBC Convertible Opportunities Fund (L.P.) - Class A	$1,216,852.03
Lancer Partners, Limited Partnership	$15,625,000.00

Lansdowne Global Financials Fund, L.P.	$52,000,000.00
Laxey Investors L.P.	$36,000,000.00

Lydian Partners II L.P.	$23,750,000.00

Mariner - Credit Risk Advisors Relative Value Fund, LP	$13,000,000.00
Maverick Fund USA, Ltd.	$38,125,539.30
Metacapital Fixed Income Relative Value Fund, L.P.	33,000,000.000
New Ellington Credit Partners LP	60,000,000.000

Nylon Flagship Fund L.P.	$43,000,000.00
Oak Hill CCF Partners, L.P.	$30,000,000.00

ORN European Distressed Debt Fund LLC USD Class Series 5 2004, Series 11. Series 11 2005	$32,631,840.00
OZ Domestic Partners, L.P.	$37,500,000.00

Par IV Fund, L.P.	$12,000,000.00
Parmenides Fund, L.P.	$38,000,000.00
Plainfield Special Situations Onshore Feeder Fund LP	$30,000,000.00
Polygon Global Opportunities Fund, L.P. - Class C	$95,000,000.00

Q Funding III, L.P.	$9,912,040.31
Safe Harbor Fund, L.P.	$18,750,000.00

Severn River Capital Partners, LP	$1,255,545.81
Smith Breeden Mortgage Partners L.P.	$6,500,000.00
Solent Relative Value Credit Fund L.P.	34,000,000.000
Structured Servicing Holdings, L.P.	$17,825,939.92
Thales Fund, L.P.	$4,562,254.52

Tiger Global, L.P.	$18,500,000.00
Trilogy Financial Partners, L.P.	$25,000,000.00
Value Partners China Hedge Fund LLC	$8,000,000.00
Vega Relative Value Fund Limited, Investor USD Class Series 1	$0.00
Visium Balanced Fund LP	$40,000,000.00
Western Investment Activism Partners LLC	$42,124,131.00
$1,779,175,753.89

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2006

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2006